Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Themes ETF Trust
Entity Central Index Key	0001976322
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Leverage Shares 2X Long ADBE Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long ADBE Daily ETF
Class Name	Leverage Shares 2X Long ADBE Daily ETF
Trading Symbol	ADBG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long ADBE Daily ETF for the period of March 20, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-adbe-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-adbe-daily-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long ADBE Daily ETF	$8*	0.75%**
[1],[2]
Expenses Paid, Amount	$ 8	[2]
Expense Ratio, Percent	0.75%	[1]
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-adbe-daily-etf/ for more recent performance information.
Net Assets	$ 336,021
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$336,021
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(% of net assets)
Adobe, Inc.	200.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-adbe-daily-etf/
Leverage Shares 2X Long AMD Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long AMD Daily ETF
Class Name	Leverage Shares 2X Long AMD Daily ETF
Trading Symbol	AMDG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long AMD Daily ETF for the period of January 23, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-amd-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-amd-long-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long AMD Daily ETF	$15*	0.75%**
[3],[4]
Expenses Paid, Amount	$ 15	[4]
Expense Ratio, Percent	0.75%	[3]
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-amd-long-etf/ for more recent performance information.
Net Assets	$ 1,470,299
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,470,299
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(% of net assets)
Advanced Micro Devices, Inc.	200.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-amd-long-etf/
Leverage Shares 2X Long ARM Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long ARM Daily ETF
Class Name	Leverage Shares 2X Long ARM Daily ETF
Trading Symbol	ARMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long ARM Daily ETF for the period of January 13, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-arm-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-arm-long-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long ARM Daily ETF	$17*	0.75%**
[5],[6]
Expenses Paid, Amount	$ 17	[6]
Expense Ratio, Percent	0.75%	[5]
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-arm-long-etf/ for more recent performance information.
Net Assets	$ 4,493,890
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,493,890
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(% of net assets)
ARM Holdings PLC	200.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-arm-long-etf/
Leverage Shares 2X Long ASML Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long ASML Daily ETF
Class Name	Leverage Shares 2X Long ASML Daily ETF
Trading Symbol	ASMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long ASML Daily ETF for the period of January 13, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-asml-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-asml-long-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long ASML Daily ETF	$19*	0.75%**
[7],[8]
Expenses Paid, Amount	$ 19	[8]
Expense Ratio, Percent	0.75%	[7]
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-asml-long-etf/ for more recent performance information.
Net Assets	$ 1,871,919
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,871,919
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(% of net assets)
ASML Holding NV	200.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-asml-long-etf/
Leverage Shares 2X Long COIN Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long COIN Daily ETF
Class Name	Leverage Shares 2X Long COIN Daily ETF
Trading Symbol	COIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long COIN Daily ETF for the period of March 13, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-coin-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-coin-daily-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long COIN Daily ETF	$11*	0.75%**
[9],[10]
Expenses Paid, Amount	$ 11	[10]
Expense Ratio, Percent	0.75%	[9]
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-coin-daily-etf/ for more recent performance information.
Net Assets	$ 531,229
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$531,229
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(% of net assets)
Coinbase Global, Inc.	200.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-coin-daily-etf/
Leverage Shares 2X Long CRM Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long CRM Daily ETF
Class Name	Leverage Shares 2X Long CRM Daily ETF
Trading Symbol	CRMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long CRM Daily ETF for the period of April 3, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-crm-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-crm-daily-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long CRM Daily ETF	$6*	0.75%**
[11],[12]
Expenses Paid, Amount	$ 6	[12]
Expense Ratio, Percent	0.75%	[11]
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-crm-daily-etf/ for more recent performance information.
Net Assets	$ 322,584
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$322,584
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(% of net assets)
Salesforce, Inc.	200.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-crm-daily-etf/
Leverage Shares 2X Long HOOD Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long HOOD Daily ETF
Class Name	Leverage Shares 2X Long HOOD Daily ETF
Trading Symbol	HOOG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long HOOD Daily ETF for the period of March 20, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-hood-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-hood-daily-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long HOOD Daily ETF	$9*	0.75%**
[13],[14]
Expenses Paid, Amount	$ 9	[14]
Expense Ratio, Percent	0.75%	[13]
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-hood-daily-etf/ for more recent performance information.
Net Assets	$ 1,648,290
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,648,290
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(% of net assets)
Robinhood Markets, Inc.	200.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-hood-daily-etf/
Leverage Shares 2X Long NVDA Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long NVDA Daily ETF
Class Name	Leverage Shares 2X Long NVDA Daily ETF
Trading Symbol	NVDG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long NVDA Daily ETF for the period of December 12, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-nvidia-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-nvidia-long-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long NVDA Daily ETF	$21*	0.75%**
[15],[16]
Expenses Paid, Amount	$ 21	[16]
Expense Ratio, Percent	0.75%	[15]
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-nvidia-long-etf/ for more recent performance information.
Net Assets	$ 12,185,386
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$12,185,386
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(% of net assets)
NVIDIA Corp.	200.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-nvidia-long-etf/
Leverage Shares 2X Long PANW Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long PANW Daily ETF
Class Name	Leverage Shares 2X Long PANW Daily ETF
Trading Symbol	PANG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long PANW Daily ETF for the period of March 20, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-panw-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-panw-daily-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long PANW Daily ETF	$8*	0.75%**
[17],[18]
Expenses Paid, Amount	$ 8	[18]
Expense Ratio, Percent	0.75%	[17]
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-panw-daily-etf/ for more recent performance information.
Net Assets	$ 733,565
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$733,565
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(% of net assets)
Palo Alto Networks, Inc.	200.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-panw-daily-etf/
Leverage Shares 2X Long PLTR Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long PLTR Daily ETF
Class Name	Leverage Shares 2X Long PLTR Daily ETF
Trading Symbol	PLTG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long PLTR Daily ETF for the period of April 24, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-pltr-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-pltr-daily-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long PLTR Daily ETF	$1*	0.75%**
[19],[20]
Expenses Paid, Amount	$ 1	[20]
Expense Ratio, Percent	0.75%	[19]
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-pltr-daily-etf/ for more recent performance information.
Net Assets	$ 450,435
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$450,435
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(% of net assets)
Palantir Technologies, Inc.	200.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-pltr-daily-etf/
Leverage Shares 2X Long PYPL Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long PYPL Daily ETF
Class Name	Leverage Shares 2X Long PYPL Daily ETF
Trading Symbol	PYPG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long PYPL Daily ETF for the period of April 3, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-pypl-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-pypl-daily-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long PYPL Daily ETF	$6*	0.75%**
[21],[22]
Expenses Paid, Amount	$ 6	[22]
Expense Ratio, Percent	0.75%	[21]
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-pypl-daily-etf/ for more recent performance information.
Net Assets	$ 496,042
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$496,042
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(% of net assets)
PayPal Holdings, Inc.	200.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-pypl-daily-etf/
Leverage Shares 2X Long TSLA Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long TSLA Daily ETF
Class Name	Leverage Shares 2X Long TSLA Daily ETF
Trading Symbol	TSLG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long TSLA Daily ETF for the period of December 12, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-tesla-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-tesla-long-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long TSLA Daily ETF	$19*	0.75%**
[23],[24]
Expenses Paid, Amount	$ 19	[24]
Expense Ratio, Percent	0.75%	[23]
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-tesla-long-etf/ for more recent performance information.
Net Assets	$ 20,123,066
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$20,123,066
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(% of net assets)
Tesla, Inc.	200.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-tesla-long-etf/
Leverage Shares 2X Long TSM Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long TSM Daily ETF
Class Name	Leverage Shares 2X Long TSM Daily ETF
Trading Symbol	TSMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long TSM Daily ETF for the period of January 13, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-tsm-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-tsm-long-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long TSM Daily ETF	$18*	0.75%**
[25],[26]
Expenses Paid, Amount	$ 18	[26]
Expense Ratio, Percent	0.75%	[25]
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-tsm-long-etf/ for more recent performance information.
Net Assets	$ 1,347,389
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,347,389
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	200.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-tsm-long-etf/
Leverage Shares 2X Long XYZ Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long XYZ Daily ETF
Class Name	Leverage Shares 2X Long XYZ Daily ETF
Trading Symbol	XYZG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Leverage Shares 2X Long XYZ Daily ETF for the period of April 3, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-xyz-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-xyz-daily-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leverage Shares 2X Long XYZ Daily ETF	$6*	0.75%**
[27],[28]
Expenses Paid, Amount	$ 6	[28]
Expense Ratio, Percent	0.75%	[27]
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-xyz-daily-etf/ for more recent performance information.
Net Assets	$ 421,371
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$421,371
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Market Exposure	(% of net assets)
Block, Inc.	200.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-xyz-daily-etf/

[1]
**	Percentage shown is annualized.

[2]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.

[3]
**	Percentage shown is annualized.

[4]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.

[5]
**	Percentage shown is annualized.

[6]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.

[7]
**	Percentage shown is annualized.

[8]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.

[9]
**	Percentage shown is annualized.

[10]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.

[11]
**	Percentage shown is annualized.

[12]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.

[13]
**	Percentage shown is annualized.

[14]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.

[15]
**	Percentage shown is annualized.

[16]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.

[17]
**	Percentage shown is annualized.

[18]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.

[19]
**	Percentage shown is annualized.

[20]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.

[21]
**	Percentage shown is annualized.

[22]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.

[23]
**	Percentage shown is annualized.

[24]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.

[25]
**	Percentage shown is annualized.

[26]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.

[27]
**	Percentage shown is annualized.

[28]
*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.